Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts receivable, net	Accounts receivable, net
Accounts receivable, net consist of the following as of December 31, 2023 and 2022:

	2023	2022
Trade accounts receivable	$59,998	$44,423
Other receivables	2,379	4,798
Total trade accounts and other receivables	62,377	49,221
Less: allowance for credit losses	(6,717)	(4,042)
Accounts receivable, net	$55,660	$45,179
Changes in the Company’s allowance for credit losses were as follows:

	2023	2022
Allowance for credit losses as of January 1,	$(4,042)	$(1,056)
Provision	(7,541)	(4,511)
Charge-offs and recoveries	4,866	1,525
Allowance for credit losses as of December 31,	$(6,717)	$(4,042)